UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1 (405) 778-8377

Date of fiscal year end: April 30, 2021

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Semi-Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of investments with the Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT within sixty days after period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how a Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Australia — 1.0%
Health Care — 1.0%
CSL	3,070	$619,955
Total Australia		619,955
Belgium — 0.8%
Information Technology — 0.8%
Materialise ADR*	14,580	495,283
Total Belgium		495,283
Denmark — 0.8%
Health Care — 0.8%
GN Store Nord	6,922	497,859
Total Denmark		497,859
France — 2.5%
Health Care — 2.5%
Cellectis ADR*	51,004	811,474
Eurofins Scientific	839	668,284
Total France		1,479,758
Germany — 1.3%
Health Care — 1.3%
Siemens Healthineers(A)	18,436	791,467
Total Germany		791,467
Hong Kong — 1.2%
Health Care — 1.2%
Ping An Healthcare and Technology*(A)	57,100	736,313
Total Hong Kong		736,313
Italy — 1.7%
Health Care — 1.7%
DiaSorin	4,768	1,046,929
Total Italy		1,046,929
Japan — 0.7%
Health Care — 0.7%
Terumo	10,500	385,388
Total Japan		385,388
Netherlands — 1.2%
Health Care — 1.2%
Koninklijke Philips	15,288	710,103
Total Netherlands		710,103
Description	Shares	Fair Value
Spain — 1.0%
Health Care — 1.0%
Grifols	22,740	$614,272
Total Spain		614,272
Switzerland — 3.5%
Health Care — 3.5%
Lonza Group	1,217	737,198
Roche Holding	1,894	609,085
Tecan Group	1,619	768,387
Total Switzerland		2,114,670
United Kingdom — 1.5%
Health Care — 1.5%
EMIS Group	30,867	397,511
Smith & Nephew	29,304	506,398
Total United Kingdom		903,909
United States — 82.6%
Health Care — 78.4%
1Life Healthcare*	26,431	745,619
Abbott Laboratories	5,185	544,995
ABIOMED*	3,000	755,640
Agilent Technologies	6,858	700,133
Align Technology*	2,168	923,741
Alnylam Pharmaceuticals*	3,384	416,130
Axogen*	70,459	888,488
Baxter International	6,396	496,138
Becton Dickinson	1,947	450,010
BioMarin Pharmaceutical*	7,423	552,494
Bio-Rad Laboratories, Cl A*	1,469	861,451
BioTelemetry*	18,663	794,671
Boston Scientific*	20,035	686,599
Bristol-Myers Squibb	8,517	497,819
Cardiovascular Systems*	24,227	863,693
CareDx*	24,430	1,198,291
Catalent*	8,599	754,733
Cerus*	83,712	439,488
Charles River Laboratories International*	4,045	921,047
Codexis*	51,623	687,102
CONMED	6,022	469,535
CRISPR Therapeutics*	6,875	631,263
CryoLife*	37,750	632,690
Danaher	4,109	943,180
DexCom*	1,041	332,683
Editas Medicine*	13,629	421,681
Edwards Lifesciences*	8,290	594,310
Exact Sciences*	10,232	1,267,028

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Concluded)

Description	Shares	Fair Value
Fulgent Genetics*	27,022	$879,025
Glaukos*	17,197	961,656
Globus Medical, Cl A*	7,890	411,227
Health Catalyst*	24,315	838,381
Hologic*	10,845	746,353
Illumina*	2,425	709,798
Incyte*	8,443	731,502
Insulet*	4,043	898,557
Integra LifeSciences Holdings*	18,220	803,502
Intellia Therapeutics*	31,199	746,904
Intuitive Surgical*	1,123	749,131
Invitae*	19,671	771,300
IQVIA Holdings*	4,714	725,909
iRhythm Technologies*	1,950	412,328
Masimo*	2,851	638,111
Medpace Holdings*	5,530	613,498
Moderna*	6,636	447,731
NanoString Technologies*	16,720	612,788
Natera*	12,842	863,753
NeoGenomics*	21,354	837,717
Nevro*	5,082	758,285
Novocure*	10,381	1,267,520
Omnicell*	10,707	926,691
Penumbra*	3,866	1,009,142
PerkinElmer	5,982	774,968
Quidel*	4,493	1,205,427
Regeneron Pharmaceuticals*	1,316	715,325
STAAR Surgical*	14,975	1,085,688
Stryker	3,176	641,584
Tabula Rasa HealthCare*	15,939	550,533
Tactile Systems Technology*	17,665	646,186
Teladoc Health*	2,089	410,405
Thermo Fisher Scientific	2,020	955,701
Veeva Systems, Cl A*	1,535	414,527
Veracyte*	23,568	816,867
Vertex Pharmaceuticals*	2,322	483,812
Vocera Communications*	29,440	965,044
		47,497,528
Description	Shares	Fair Value
Information Technology — 4.2%
3D Systems*	100,648	$572,687
Brooks Automation	12,579	587,439
Novanta*	4,652	505,765
Nuance Communications*	27,617	881,259
		2,547,150
Total United States		50,044,678
Total Common Stock (Cost $55,846,328)		60,440,584
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, Cl Institutional, 0.01%(B)	178,316	178,316
Total Short-Term Investment (Cost $178,316)		178,316
Total Investments — 100.1% (Cost $56,024,644)		$60,618,900

Percentages are based on Net Assets of $60,557,351.

*          Non-income producing security.

(A)      Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees. As of October 31, 2020, the value of these securities amounted to $1,527,780, representing 2.5% of the Net Assets of the Fund.

(B)      Rate shown is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Belgium — 1.0%
Information Technology — 1.0%
Materialise ADR*(A)	361,648	$12,285,182
Total Belgium		12,285,182
Canada — 0.9%
Industrials — 0.9%
ATS Automation Tooling Systems*	968,239	11,981,808
Total Canada		11,981,808
China — 2.4%
Industrials — 0.8%
Han’s Laser Technology Industry Group, Cl A	616,971	3,701,716
Shenzhen Inovance Technology, Cl A	404,573	3,878,954
Siasun Robot & Automation, Cl A	1,363,593	2,720,999
		10,301,669
Information Technology — 1.6%
Hollysys Automation Technologies	1,441,815	16,133,910
Iflytek	867,995	4,927,992
		21,061,902
Total China		31,363,571
Finland — 1.2%
Industrials — 1.2%
Cargotec, Cl B(A)	438,149	15,045,933
Total Finland		15,045,933
France — 2.0%
Industrials — 1.0%
Schneider Electric	110,771	13,445,087
Information Technology — 1.0%
Dassault Systemes	75,084	12,817,492
Total France		26,262,579
Description	Shares	Fair Value
Germany — 6.2%
Industrials — 5.2%
Duerr(A)	418,975	$12,035,136
GEA Group	368,639	12,268,214
KION Group	162,093	12,620,324
Krones(A)	303,334	17,320,651
Siemens	109,029	12,789,139
		67,033,464
Information Technology — 1.0%
Jenoptik(A)	514,462	12,692,556
Total Germany		79,726,020
Japan — 21.7%
Consumer Discretionary — 1.2%
Toyota Industries	234,200	15,054,754
Industrials — 14.4%
Daifuku	221,317	22,716,007
Daihen	360,209	13,868,770
FANUC	106,028	22,363,855
Fuji Machine Manufacturing(A)	762,200	15,223,585
Harmonic Drive Systems(A)	375,239	24,695,278
Mitsubishi Electric	985,044	12,626,353
Nabtesco	430,010	16,000,946
Shibaura Machine	476,933	9,493,950
SMC	24,876	13,159,009
THK	574,357	15,103,381
Yaskawa Electric	526,449	20,319,703
		185,570,837
Information Technology — 6.1%
Amano	645,200	15,114,739
Keyence	46,948	21,219,562
Omron	259,858	18,642,960
Optex Group	810,700	12,004,626
Yokogawa Electric	829,678	12,111,045
		79,092,932
Total Japan		279,718,523
South Korea — 1.4%
Information Technology — 1.4%
Koh Young Technology	265,826	18,601,026
Total South Korea		18,601,026
Sweden — 2.0%
Health Care — 0.9%
Elekta, Cl B(A)	1,021,030	11,964,008
Information Technology — 1.1%
Hexagon, Cl B	186,980	13,662,481
Total Sweden		25,626,489

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Continued)

Description	Shares	Fair Value
Switzerland — 3.4%
Health Care — 1.1%
Tecan Group	30,769	$14,603,147
Industrials — 2.3%
ABB	531,144	12,893,955
Kardex Holding	96,140	16,950,765
		29,844,720
Total Switzerland		44,447,867
Taiwan — 6.1%
Industrials — 2.4%
Airtac International Group	587,932	15,785,893
Hiwin Technologies	1,747,776	15,214,789
		31,000,682
Information Technology — 3.7%
Adlink Technology	3,197,000	7,376,789
Advantech	1,320,967	13,346,600
Delta Electronics	2,128,187	14,136,575
Global Unichip	1,456,000	13,183,841
		48,043,805
Total Taiwan		79,044,487
United Kingdom — 3.8%
Consumer Discretionary — 1.0%
Ocado Group*	444,570	13,083,027
Information Technology — 2.8%
Blue Prism Group*(A)	1,068,733	21,335,968
Renishaw	207,961	15,044,502
		36,380,470
Total United Kingdom		49,463,497
United States — 47.6%
Consumer Discretionary— 2.9%
Aptiv	156,618	15,112,071
iRobot*(A)	272,748	21,705,286
		36,817,357
Health Care— 7.9%
BioTelemetry*	358,860	15,280,259
Globus Medical, Cl A*	246,640	12,854,877
Illumina*	56,884	16,649,947
Intuitive Surgical*	26,489	17,670,282
Omnicell*	195,095	16,885,472
Vocera Communications*	698,955	22,911,745
		102,252,582
Description	Shares	Fair Value
Industrials — 8.2%
AeroVironment*	268,436	$20,497,773
Deere	64,490	14,568,936
John Bean Technologies	134,519	11,295,561
Nordson	72,931	14,107,043
Raven Industries	537,324	11,778,142
Rockwell Automation	84,327	19,995,618
Teledyne Technologies*	42,850	13,247,077
		105,490,150
Information Technology — 28.6%
3D Systems*(A)	2,495,432	14,199,008
Ambarella*	261,198	14,279,695
Autodesk*	57,540	13,552,972
Brooks Automation	412,384	19,258,333
Cadence Design Systems*	128,725	14,078,653
Cognex	308,228	20,312,225
FARO Technologies*	230,459	13,882,850
FLIR Systems	548,705	19,034,577
IPG Photonics*	119,746	22,267,966
Manhattan Associates*	209,520	17,913,960
Microchip Technology	126,022	13,242,392
National Instruments	386,715	12,096,445
Novanta*	131,698	14,318,206
Nuance Communications*	452,805	14,449,007
NVIDIA	38,577	19,340,965
PTC*	155,428	13,037,301
QUALCOMM	117,525	14,497,884
ServiceNow*	43,253	21,521,395
Stratasys*(A)	961,559	12,288,724
Teradyne	173,404	15,233,541
Trimble Navigation*	272,806	13,130,153
Xilinx	134,095	15,915,735
Zebra Technologies, Cl A*	74,751	21,202,374
		369,054,361
Total United States		613,614,450
Total Common Stock (Cost $1,112,189,178)		1,287,181,432

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Concluded)

Description	Par Value	Fair Value
REPURCHASE AGREEMENTS — 6.5%
Bank of America 0.090%, dated 10/31/20, to be repurchased on 11/02/20, repurchase price $19,482,974 (collateralized by various U.S. Government Agency, par value $369,303 – $1,623,439, 2.000% – 5.000%, 01/01/2034 – 11/01/2050, with a total market value of $19,872,485)(B)(C)	$19,482,828	$19,482,828
Citigroup Global Markets 0.090%, dated 10/31/20, to be repurchased on 11/02/20, repurchase price $19,482,974 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1 – $3,398,836, 0.000% – 5.000%, 10/31/2020 – 08/20/2070, with a total market value of $19,872,485)(B)(C)	19,482,828	19,482,828
Daiwa Capital Markets 0.100%, dated 10/31/20, to be repurchased on 11/02/20, repurchase price $19,482,990 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1 – $3,542,332, 0.000% – 6.500%, 02/09/2021 – 11/01/2050, with a total market value of $19,872,486)(B)(C)	19,482,828	19,482,828
Nomura Securities 0.090%, dated 10/31/20, to be repurchased on 11/02/20, repurchase price $5,769,167 (collateralized by various U.S. Government Agency Obligations, par value $12 – $2,443,052, 2.000% – 5.500%, 10/01/2034 – 09/20/2050, with a total market value of $5,891,017)(B)(C)	5,769,124	5,769,124
Description	Par Value	Fair Value
RBC Dominion Securities 0.090%, dated 10/31/20, to be repurchased on 11/02/20, repurchase price $19,482,974 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $8 - $3,896,566, 0.000% – 5.000%, 02/04/2021 – 09/20/2050, with a total market value of $19,872,485)(B)(C)	$19,482,828	$19,482,828
Total Repurchase Agreements (Cost $83,700,436)		83,700,436
Total Investments – 106.2% (Cost $1,195,889,614)		$1,370,881,868

Percentages are based on Net Assets of $1,290,597,726.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $109,841,256.

(B)       Tri-Party Repurchase Agreement.

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020 was $83,700,436.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,287,181,432	$—	$—	$1,287,181,432
Repurchase Agreements	—	83,700,436	—	83,700,436
Total Investments in Securities	$1,287,181,432	$83,700,436	$—	$1,370,881,868

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Argentina — 1.3%
Consumer Discretionary — 1.3%
MercadoLibre*	87	$105,622
Total Argentina		105,622
Australia — 1.3%
Information Technology — 1.3%
Appen	4,750	107,810
Total Australia		107,810
China — 5.3%
Communication Services — 1.8%
Baidu ADR*	1,081	143,827
Consumer Discretionary — 3.1%
Alibaba Group Holding ADR*	453	138,025
JD.com ADR*	1,395	113,720
		251,745
Information Technology — 0.4%
Iflytek	5,400	30,658
Total China		426,230
France — 3.3%
Information Technology — 3.3%
Capgemini	687	79,337
Dassault Systemes	681	116,253
Talend ADR*	1,873	70,500
Total France		266,090
Germany — 1.3%
Information Technology — 1.3%
Infineon Technologies	3,857	107,379
Total Germany		107,379
Hong Kong — 2.8%
Communication Services — 1.9%
Tencent Holdings	2,000	152,420
Description	Shares	Fair Value
Information Technology — 0.9%
Kingdee International Software Group	27,000	$70,852
Total Hong Kong		223,272
Poland — 0.8%
Communication Services — 0.8%
CD Projekt*	745	63,040
Total Poland		63,040
Russia — 1.3%
Communication Services — 1.3%
Yandex, Cl A*	1,815	104,490
Total Russia		104,490
Taiwan — 0.9%
Information Technology — 0.9%
Taiwan Semiconductor Manufacturing	4,965	74,987
Total Taiwan		74,987
United Kingdom — 1.7%
Information Technology — 1.7%
Blue Prism Group*	7,055	140,845
Total United Kingdom		140,845
United States — 79.9%
Communication Services — 5.5%
Alphabet, Cl A*	84	135,753
Electronic Arts*	728	87,236
Netflix*	227	107,993
Spotify Technology*	471	112,989
		443,971
Consumer Discretionary — 8.2%
Amazon.com*	40	121,446
Booking Holdings*	49	79,503
Etsy*	799	97,150
Grubhub*	1,660	122,774
iRobot*	1,861	148,098
Tesla*	241	93,518
		662,489
Health Care — 5.8%
Illumina*	388	113,568
Intellia Therapeutics*	3,716	88,961
Veeva Systems, Cl A*	493	133,135
Veracyte*	3,769	130,633
		466,297
Industrials — 1.4%
Verisk Analytics, Cl A	640	113,901

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology — 59.0%
Accenture, Cl A	495	$107,370
Adobe*	193	86,290
Advanced Micro Devices*	1,026	77,248
Alteryx, Cl A*	1,191	149,291
Analog Devices	1,131	134,057
Arista Networks*	579	120,953
ASML Holding, Cl G	318	114,865
Aspen Technology*	741	81,369
Atlassian, Cl A*	757	145,055
Autodesk*	500	117,770
Cloudera*	6,001	58,330
Cloudflare, Cl A*	3,516	182,726
Cognex	1,724	113,612
Cornerstone OnDemand*	2,697	102,459
Fair Isaac*	317	124,090
Fiserv*	1,020	97,379
HubSpot*	474	137,493
International Business Machines	1,086	121,263
Intuit	332	104,474
Lam Research	351	120,070
Microsoft	620	125,531
MongoDB, Cl A*	545	124,516
New Relic*	2,051	124,414
Nuance Communications*	4,414	140,851
NVIDIA	253	126,844
Palo Alto Networks*	425	94,006
Proofpoint*	882	84,443
Pure Storage, Cl A*	5,356	86,232
Rapid7*	1,952	120,887
salesforce.com*	522	121,245
ServiceNow*	260	129,368
Shopify, Cl A*	104	96,245
Description	Shares	Fair Value
Splunk*	664	$131,499
Square, Cl A*	762	118,019
Teradyne	1,206	105,947
Twilio, Cl A*	569	158,734
Varonis Systems*	1,028	118,806
Wix.com*	452	111,789
Xilinx	1,229	145,869
Yext*	4,792	79,451
Zendesk*	1,190	132,019
		4,772,879
Total United States		6,459,537
Total Common Stock (Cost $7,468,123)		8,079,302
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 0.01%(A)	11,459	11,459
Total Short-Term Investment (Cost $11,459)		11,459
Total Investments — 100.1% (Cost $7,479,582)		$8,090,761

Percentages are based on Net Assets of $8,086,302.

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

October 31, 2020 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$56,024,644	$1,195,889,614	$7,479,582
Cost of Foreign Currency	—	442,041	—
Investments at Fair Value*	$60,618,900	$1,287,181,432	$8,090,761
Repurchase Agreements	—	83,700,436	—
Foreign Currency at Value	—	441,723	—
Dividends Receivable	11,304	1,805,126	348
Reclaims Receivable	938	2,241,679	87
Unrealized Appreciation on Foreign Currency Spot Contracts	13	—	—
Total Assets	60,631,155	1,375,370,396	8,091,196
Liabilities:
Payable Upon Return on Securities Loaned	—	83,700,436	—
Payable for Investment Securities Purchased	41,574	—	—
Advisory Fees Payable	32,230	1,072,234	4,894
Total Liabilities	73,804	84,772,670	4,894
Net Assets	$60,557,351	$1,290,597,726	$8,086,302
Net Assets Consist of:
Paid-in Capital	$53,722,067	$1,260,577,642	$7,299,113
Total Distributable Earnings	6,835,284	30,020,084	787,189
Net Assets	$60,557,351	$1,290,597,726	$8,086,302
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,725,001	26,800,000	250,000
Net Asset Value, Offering and Redemption Price Per Share	$35.11	$48.16	$32.35

* Includes Market Value of Securities on Loan of $109,841,256.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the period ended October 31, 2020 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF*
Investment Income:
Dividends	$36,785	$8,415,705	$6,636
Interest Income	—	—	5
Income from Securities Lending, Net	—	902,073	—
Less: Foreign Taxes Withheld	(1,826)	(692,608)	(402)
Total Investment Income	34,959	8,625,170	6,239
Expenses:
Advisory Fees	131,546	5,880,421	19,489
Total Expenses	131,546	5,880,421	19,489
Less:
Waiver of Advisory Fees	(19,732)	—	(1,819)
Net Expenses	111,814	5,880,421	17,670
Net Investment Income (Loss)	(76,855)	2,744,749	(11,431)
Net Realized Gain (Loss) on:
Investments(1)	2,658,348	37,663,796	186,341
Foreign Currency Transactions	(2,752)	(110,345)	1,100
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,488,929	211,067,166	611,179
Foreign Currency Translations	(42)	91,214	—
Net Realized and Unrealized Gain on Investments	6,144,483	248,711,831	798,620
Net Increase in Net Assets Resulting from Operations	$6,067,628	$251,456,580	$787,189

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

*  The Fund commenced operations on May 8, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	Period Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020*	Period Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations:
Net Investment Income (Loss)	$(76,855)	$(14,860)	$2,744,749	$2,700,643
Net Realized Gain (Loss) on Investments(1)	2,658,348	(63,853)	37,663,796	(18,019,148)
Net Realized Gain (Loss) on Foreign Currency Transactions	(2,752)	57	(110,345)	(177,804)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,488,929	1,105,327	211,067,166	(84,941,455)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(42)	53	91,214	75,953
Net Increase (Decrease) in Net Assets Resulting from Operations	6,067,628	1,026,724	251,456,580	(100,361,811)
Distributions	—	—	—	(4,728,257)
Capital Share Transactions:
Issued	48,940,236	14,510,967	103,910,459	41,167,786
Redeemed	(8,197,561)	(1,790,643)	(128,220,278)	(376,800,938)
Increase (Decrease) in Net Assets from Capital Share Transactions	40,742,675	12,720,324	(24,309,819)	(335,633,152)
Total Increase (Decrease) in Net Assets	46,810,303	13,747,048	227,146,761	(440,723,220)
Net Assets:
Beginning of Period	13,747,048	—	1,063,450,965	1,504,174,185
End of Period	$60,557,351	$13,747,048	$1,290,597,726	$1,063,450,965
Share Transactions:
Issued	1,475,000	575,001	2,300,000	1,000,000
Redeemed	(250,000)	(75,000)	(2,800,000)	(9,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,225,000	500,001	(500,000)	(8,900,000)

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

*  The Fund commenced operations June 24, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

ROBO Global® Artificial Intelligence ETF
Period Ended October 31, 2020* (Unaudited)
Operations:
Net Investment Loss	$(11,431)
Net Realized Gain on Investments(1)	186,341
Net Realized Gain on Foreign Currency Transactions	1,100
Net Change in Unrealized Appreciation on Investments	611,179
Net Increase in Net Assets Resulting from Operations	787,189
Capital Share Transactions:
Issued	8,796,057
Redeemed	(1,496,944)
Increase in Net Assets from Capital Share Transactions	7,299,113
Total Increase in Net Assets	8,086,302
Net Assets:
Beginning of Period	—
End of Period	$8,086,302
Share Transactions:
Issued	300,000
Redeemed	(50,000)
Net Increase in Shares Outstanding from Share Transactions	250,000

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

*  The Fund commenced operations May 8, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended October 31, 2020 (Unaudited) and Year Ended April 30,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2020†	$27.49	$(0.08)	$7.70	$7.62	$—	$—	$35.11	$35.17	27.72%	$60,557	0.68%(3)	0.80%(3)	(0.47)%(3)	15%
2020@	24.29	(0.07)	3.27	3.20	—	—	27.49	27.54	13.17	13,747	0.68%(3)	0.80(3)	(0.32)(3)	20
ROBO Global® Robotics and Automation Index ETF
2020†	38.95	0.10	9.11	9.21	—	—	48.16	48.22	23.65	1,290,598	0.95%(3)	0.95(3)	0.44(3)	13
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	(0.16)	38.95	38.77	(5.91)	1,063,451	0.95%	0.95	0.22	25
2019	40.41	0.16	1.10^	1.26	(0.12)	(0.12)	41.55	41.61	3.22	1,504,174	0.95%	0.95	0.41	29
2018	33.03	0.03	7.36	7.39	(0.01)	(0.01)	40.41	40.26	22.37	2,232,427	0.95%	0.95	0.07	30
2017	25.18	0.13	7.77	7.90	(0.05)	(0.05)	33.03	33.11	31.43	485,554	0.95%	0.95	0.45	31
2016	26.67	0.06	(1.48)	(1.42)	(0.07)	(0.07)	25.18	24.76	(5.32)	91,898	0.95%	0.95	0.25	25
ROBO Global® Artificial Intelligence ETF
2020@@†	25.02	(0.07)	7.40	7.33	—	—	32.35	32.32	29.30	8,086	0.68%(3)	0.75(3)	(0.44)(3)	12

*    Per share data calculated using average shares method.

^    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

†    For the six-month period ended October 31, 2020 (unaudited).

@    Commenced operations on June 24, 2019.

@@   Commenced operations on May 8, 2020.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF, the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). Until September 17, 2015, the ROBO Global® Robotics and Automation Index ETF was named ROBO-STOX™ Global Robotics and Automation Index ETF. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019. The ROBO Global® Artificial Intelligence ETF commenced operations May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the ROBO Global® Robotics and Automation Index ETF, and 25,000 shares for the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended October 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2020, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global Artificial Intelligence ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $550, $1,000 and $550 for ROBO Global®

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2020:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$877,750	$550
ROBO Global® Robotics and Automation Index ETF	50,000	$1,000	$2,408,000	$1,000
ROBO Global® Artificial Intelligence ETF	25,000	$550	$808,750	$550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the adviser and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreements between the Adviser and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, the Adviser provides investment advisory services to the Funds. The Adviser is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

3. AGREEMENTS (Continued)

non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through August 31, 2021, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through August 31, 2021. This arrangement may be terminated only by the Trust’s Board of Trustees.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with ROBO Global®, the Funds’ index provider, pursuant to which the Adviser pays a fee to use each Index. The Adviser is sub-licensing rights to each Index to each Fund at no charge.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”), is a Delaware limited liability company, located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective October 1, 2018, under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000. Prior to October 1, 2018, the Adviser paid the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Funds’ shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in either Fund’s shares.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

3. AGREEMENTS (Continued)

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended October 31, 2020, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers and interested trustee of the Trust may also be officers of the Administrator, the Adviser or Distributor. They receive no fees for serving as officers or interested trustee of the Trust.

Securities pledged as collateral for repurchase agreements by Bank of America, Citigroup Global Markets, Credit Suisse, Daiwa Capital Markets, Deutsche Bank, HSBS Securities, Merrill Lynch, Mizuho Securities USA LLC, Nomura Securities, and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

There were no purchases or sales of long-term U.S. Government securities by the Fund.

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$4,956,405	$5,639,050
ROBO Global® Robotics and Automation Index ETF	161,460,038	153,968,588
ROBO Global® Artificial Intelligence ETF*	663,481	1,105,891

* The Fund commenced operation May 8, 2020.

For the period ended October 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF	$48,445,834	$7,136,395	$2,957,862
ROBO Global® Robotics and Automation Index ETF	94,620,704	123,304,979	49,982,759
ROBO Global® Artificial Intelligence ETF*	8,535,987	811,795	250,309

* The Fund commenced operation May 8, 2020.

For the year ended April 30, 2020, the ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Robotics and Automation Index ETF had $267,105 and $32,279,467 of net realized gains as a result of in-kind transactions, respectively.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

During the year ended April 30, 2020, the ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Robotics and Automation Index ETF realized $267,105 and $39,279,467, respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds’ rather than cash. Because such gains are not taxable to the Funds’, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2020 and April 30, 2019 were as follows:

Ordinary Income
ROBO Global® Healthcare Technology and Innovation ETF
2020	$—
ROBO Global® Robotics and Automation Index ETF
2020	$4,728,257
2019	4,596,124

As of April 30, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF
Undistributed Ordinary Income	$—	$470,569
Post October Losses	(175,324)	—
Capital Loss Carryforwards	—	(170,605,653)
Deferred Late-Year Losses	(6,767)	—
Unrealized Appreciation (Depreciation)	944,074	(51,301,408)
Other Temporary Differences	2	(4)
Total Distributable Earnings (Accumulated Losses)	$761,985	$(221,436,496)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2020, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Healthcare Technology and Innovation ETF	$—	$—	$—
ROBO Global® Robotics and Automation Index ETF	67,043,695	103,561,958	170,605,653

For Federal income tax purposes, the cost of securities owned at October 31, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as return of capital distributions from investments related to

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

5. TAX INFORMATION (Continued)

prior years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2020, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ROBO Global® Healthcare Technology and Innovation ETF	$56,024,644	$6,189,469	$(1,595,213)	$4,594,256
ROBO Global® Robotics and Automation Index ETF	1,195,889,614	261,627,080	(86,634,826)	174,992,254
ROBO Global® Artificial Intelligence ETF	7,479,582	721,824	(110,645)	611,179

6. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2020:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$109,841,256	$83,700,436	$26,140,820	$—

(1) Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

6. SECURITIES LENDING (Continued)

The value of loaned securities and related collateral outstanding at October 31, 2020 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2020, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2020

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$83,700,436	$—	$—	$—	$83,700,436
U.S. Government Securities	—	479,976	119,568	32,266,627	32,866,171
Total	$83,700,436	$479,976	$119,568	$32,266,627	$116,566,607

7. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, each Fund will invest at least 80% of its total assets in securities of its Index or in depositary receipts representing securities of its Index.

Artificial Intelligence Companies Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund invests primarily in the equity securities of Artificial Intelligence Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Artificial Intelligence Companies may have limited product lines, markets, financial resources or personnel. Securities of Artificial Intelligence Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial Intelligence Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

China A-Shares Investment Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF) The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able 12 to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk: (ROBO Global® Artificial Intelligence ETF only) Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. The Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Illiquid Investments Risk: This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of July 31, 2020, the Index was concentrated in the machinery industry.

Health Care Equipment & Services Industry Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Health care equipment and services companies are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Competition among health care equipment and services companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment and services may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

Machinery Industry Concentration Risk: (ROBO Global® Robotics and Automation Index ETF only) The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Pharmaceuticals, Biotechnology and Life Sciences Industry Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund is subject to risks faced by companies in the pharmaceuticals, biotechnology, and life sciences economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the 14 loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the FDA, the Environmental Protection Agency (“EPA”), state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

approval and/or under regulatory scrutiny. The biotechnology sector may also be affected by risks that affect the broader health care industry, including expenses and losses from extensive litigation on product liability and similar claims.

Software Industry Concentration Risk: (ROBO Global® Artificial Intelligence ETF only) Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

Issuer-Specific Risk: Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, 5 can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Because the Fund may not fully replicate the Index and may hold fewer than the total number of securities in the Index and may hold securities not included in the Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Micro-Capitalization Risk: The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF) A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”), meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Preferred Securities Risk: Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Robotics and Automation Companies Risk: (ROBO Global® Robotics and Automation Index ETF only) The Fund invests primarily in the equity securities of Robotics and Automation Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Robotics and Automation Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and Automation Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and 16 services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

ROBO Global®

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Concluded)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

8. OTHER

At October 31, 2020, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

ROBO Global®

Approval of Advisory Agreements & Board Considerations

(Unaudited)

Board Consideration of Approval of Continuance of the Investment Advisory and Sub-Advisory Agreements for the ROBO Global® Robotics and Automation Index ETF

At a meeting on May 19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ROBO Global® Robotics and Automation Index ETF (the “Fund”):

•        The investment advisory agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Fund; and

•        The sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident” and, together with ETC, the “Advisers”), pursuant to which Vident provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Fund, including comparative fee data and profitability analysis, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. At the Meeting, representatives from the Advisers presented additional oral and written information to help the Board evaluate the Agreements. The Board discussed the information it received including a memorandum from legal counsel on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by each Adviser to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracks its underlying index; (iii) each Adviser’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by each Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Vident with respect to the Fund, and monitoring compliance with various Fund policies and procedures and applicable securities regulations; and (ii) Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of each Adviser’s investment personnel, the quality of each Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each Adviser has appropriate compliance policies and procedures in place.

ROBO Global®

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

The Board noted that it had been provided with, and reviewed, each Adviser’s registration form on Form ADV as well as each Adviser’s responses to a detailed series of questions, which included a description of each Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered each Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by each Adviser.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds, as well as a report comparing the Fund’s performance with the performance of the Fund’s underlying index for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Vident, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the [third-party report] may not provide meaningful direct comparisons to the Fund. The Board further noted that the sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on

ROBO Global®

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each Adviser from its relationship with the Fund, and reviewed profitability analyses from each Adviser with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services rendered.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of the Fund. With respect to the advisory fee, the Board considered that the ETC Agreement is being amended to include breakpoints at asset levels higher than the Fund’s current assets, which would allow for economies of scale.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ROBO Global®

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

Board Consideration of Approval of Investment Advisory Agreement for the ROBO Global® Artificial Intelligence ETF

At a meeting on March 5, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement (the “Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the ROBO Global® Artificial Intelligence ETF (the “Fund”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by the vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Board received an overview of the Adviser’s operations and management of the Fund, including comparative fee data and a profitability analysis, and also reviewed information regarding compliance oversight. The Board reviewed the Adviser’s overall business generally. At the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Agreement. The Board discussed the information it received, including a memorandum from legal counsel on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of services to be provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities would include providing investment advice to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s registration on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC outside of the Trust. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs; providing office facilities and equipment and certain clerical bookkeeping, and administrative

ROBO Global®

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Because the Fund is new and has not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board took note of the Fund’s index-based investment objective, which makes analysis of investment performance different than an analysis of performance for actively-managed funds, particularly on an absolute basis. The Board considered that, as an index-based ETF, the Fund’s performance is expected to reasonably track the performance of its underlying index and that the Fund’s performance would not be the direct result of investment decisions made by ETC, which would have relatively limited investment discretion. Consequently, with respect to the Fund’s performance, the Board in the future would focus on how well the Fund’s performance tracked the performance of its underlying index, and the extent to which the Fund achieved its investment objective as a passively-managed fund.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees to be paid to ETC for its services to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee is within the range, but on the high end of the range, of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which the economies of scale are being shared if and when the Fund experiences significant growth.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

ROBO Global®

Liquidity Risk Management Program
(Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the May 2020 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ROBO Global®

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/20	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$1,277.20	0.68%	$3.89
Hypothetical 5% Return	$1,000.00	$1,021.72	0.68%	$3.46
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$1,236.50	0.95%	$5.34
Hypothetical 5% Return	$1,000.00	$1,020.36	0.95%	$4.82
ROBO Global® Artificial Intelligence ETF*
Actual Fund Return	$1,000.00	$1,293.00	0.68%	$3.75	(2)
Hypothetical 5% Return	$1,000.00	$1,021.72	0.68%	$3.46

* The Fund Commenced operations on May 8, 2020.

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period shown).

(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 176/366 (to reflect the period since inception).

ROBO Global®

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:
Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 330
Roswell, Georgia 30076

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-SA-001-0800

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 8, 2021	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 8, 2021	Trustee and President

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr.,
Date: January 8, 2021	Treasurer